CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Amortized cost and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Amortized Cost	$ 70,232	$ 50,752
Gross Unrealized Gains	938	1,036
Gross Unrealized Losses	(459)	(173)
Fair Value	70,711	51,615
Government bonds
Cash and cash equivalents
Amortized Cost	8,939	8,367
Gross Unrealized Gains	24	37
Gross Unrealized Losses	(72)	(49)
Fair Value	8,892	8,355
Corporate bonds
Cash and cash equivalents
Amortized Cost	61,293	42,385
Gross Unrealized Gains	914	999
Gross Unrealized Losses	(387)	(124)
Fair Value	$ 61,819	$ 43,260